Goodwill and Intangible Assets - Goodwill activity (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill, Roll forward
Goodwill, gross, at the beginning of the year	$ 335,969
Accumulated impairment losses	(24,291)
Goodwill, net, at the beginning of the year	311,678
Business combinations	10,986
Foreign currency translation adjustment	(6,459)
Goodwill, net, at the end of the year	316,205	$ 311,678
Predecessor
Goodwill, Roll forward
Goodwill, gross, at the beginning of the year		208,775	$ 216,839
Accumulated impairment losses		(24,291)	(24,291)
Goodwill, net, at the beginning of the year	311,678	184,484	192,548
Business combinations		107,978	4,007
Foreign currency translation adjustment		19,216	(12,071)
Goodwill, net, at the end of the year		311,678	184,484
North America
Goodwill, Roll forward
Goodwill, gross, at the beginning of the year	196,126
Goodwill, net, at the beginning of the year	196,126
Business combinations	10,986
Foreign currency translation adjustment	(307)
Goodwill, net, at the end of the year	206,805	196,126
North America | Predecessor
Goodwill, Roll forward
Goodwill, gross, at the beginning of the year		86,409	90,162
Goodwill, net, at the beginning of the year	196,126	86,409	90,162
Business combinations		107,978	2,627
Foreign currency translation adjustment		1,739	(6,380)
Goodwill, net, at the end of the year		196,126	86,409
Europe
Goodwill, Roll forward
Goodwill, gross, at the beginning of the year	139,843
Accumulated impairment losses	(24,291)
Goodwill, net, at the beginning of the year	115,552
Foreign currency translation adjustment	(6,152)
Goodwill, net, at the end of the year	109,400	115,552
Europe | Predecessor
Goodwill, Roll forward
Goodwill, gross, at the beginning of the year		122,366	126,677
Accumulated impairment losses		(24,291)	(24,291)
Goodwill, net, at the beginning of the year	$ 115,552	98,075	102,386
Business combinations			1,380
Foreign currency translation adjustment		17,477	(5,691)
Goodwill, net, at the end of the year		$ 115,552	$ 98,075